UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust (Exact name of Registrant as specified in charter)
c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)
Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	07/31/08

     The following Form N-Q relates only to Dreyfus Premier International Bond Fund, Dreyfus Premier 130/30 Growth Fund and Dreyfus Premier Global Equity Income Fund, each a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Global Equity Income Fund
July 31, 2008 (Unaudited)

Common Stocks--86.5%	Shares	Value ($)

Australia--4.7%
Telstra	63,089	265,260
Brazil--8.0%
Cia de Saneamento de Minas Gerais	6,400	119,722
Natura Cosmeticos	4,600	53,979
Tele Norte Leste Participacoes, ADR	6,796	160,454
Terna Participacoes	6,098	114,851
		449,006
Canada--4.1%
Fording Canadian Coal Trust	1,341	118,535
Progress Energy Trust	7,534	108,969
		227,504
Finland--1.7%
Elisa	4,366	92,892
France--1.9%
Total	1,416	109,112
Germany--4.6%
Deutsche Post	4,241	99,825
E.ON	277	52,908
Muenchener Rueckversicherungs	327	54,475
Symrise	2,803	48,138
		255,346
Hong Kong--3.8%
Hongkong Land Holdings	13,000	53,508
Hopewell Highway Infrastructure	140,910	108,179
Swire Pacific, Cl. A	5,000	53,214
		214,901
Indonesia--1.0%
Astra Agro Lestari	24,500	58,782
Israel--2.0%
Israel Chemicals	5,980	111,712
Italy--1.9%
ENI	3,089	104,558
Malaysia--.8%
Bursa Malaysia	20,500	44,940
Netherlands--3.6%
New World Resources, Cl. A	1,457	45,053
Royal Dutch Shell, Cl. A	2,925	104,437
Unilever	1,830	50,639
		200,129
Norway--2.0%
StatoilHydro	3,342	110,104
Philippines--.8%
First Gen	65,100	42,338
Russia--2.8%
Evraz Group, GDR	1,166	102,549
Mobile Telesystems, ADR	781	55,763
		158,312
Singapore--5.4%
DBS Group Holdings	5,000	69,834
Mapletree Logistics Trust	79,000	42,153
Parkway Holdings	58,666	85,489
Singapore Technologies Engineering	27,000	54,349
Straits Asia Resources	26,000	52,692

		304,517
South Africa--3.5%
Anglo Platinum	873	114,833
ArcelorMittal South Africa	3,122	83,409
		198,242
South Korea--1.5%
LG Telecom	9,412	81,230
Spain--.4%
Clinica Baviera	1,505	23,170
Sweden--2.7%
Tele2, Cl. B	4,227	74,359
Telefonaktiebolaget LM Ericsson, Cl. B	7,431	78,314
		152,673
Switzerland--2.0%
Verwalt & Privat-Bank	463	111,727
Taiwan--1.9%
HTC	2,600	40,745
Taiwan Semiconductor Manufacturing	37,186	67,442
		108,187
Thailand--1.6%
Advanced Info Service	35,900	91,891
United Kingdom--12.4%
Aberdeen Asset Management	21,710	61,214
Admiral Group	3,209	58,869
Antofagasta	6,213	71,243
BP	5,075	52,460
Cable & Wireless	40,402	132,137
GlaxoSmithKline	2,921	68,089
HSBC Holdings	3,250	54,049
Smiths Group	2,561	53,149
Vodafone Group	51,508	138,903
		690,113
United States--11.4%
AT & T	1,601	49,327
Cal-Maine Foods	1,339	50,748
Eli Lilly & Co.	1,976	93,089
Merck & Co.	3,388	111,465
Pfizer	4,318	80,617
Philip Morris International	1,558	80,471
Reynolds American	3,115	173,910
		639,627
Total Common Stocks
(cost $5,294,933)		4,846,273

Preferred Stocks--1.1%

Brazil
Banco do Estado do Rio Grande do Sul
(cost $58,683)	10,400	60,423

	Principal
Bonds and Notes--1.9%	Amount ($)	Value ($)

United Kingdom
Standard Chartered,
Jr. Sub. Notes, 8.13%, 11/27/13
(cost $105,734)	106,000	105,192

Total Investments (cost $5,459,350)	89.5%	5,011,888
Cash and Receivables (Net)	10.5%	587,479
Net Assets	100.0%	5,599,367

ADR - American Depository Receipts
GDR - Global Depository Receipts

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,459,350.

Net unrealized depreciation on investments was $447,462 of which $115,879 related to appreciated investment securities and $563,341 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier International Bond Fund
July 31, 2008 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--93.5%		Rate (%)	Date	Amount ($)	Value ($)

Australia--1.7%
Queensland Treasury,
Gov't Notes, Ser. 13G	AUD	6.00	8/14/13	850,000 a	775,602
Rio Tinto Finance USA,
Gtd. Notes		5.88	7/15/13	135,000	136,707
					912,309
Belgium--3.7%
Belgium Kingdom,
Bonds, Ser. 41	EUR	4.25	9/28/13	1,155,000 a	1,778,600
Belgium Kingdom,
Bonds, Ser. 40	EUR	5.50	9/28/17	95,000 a	157,851
Belgium Kingdom,
Bonds, Ser. 44	EUR	5.00	3/28/35	30,000 a	47,478
					1,983,929
Brazil--3.1%
Federal Republic of Brazil
Sr. Unscd. Bonds	BRL	10.25	1/10/28	1,900,000 a	1,099,630
Federal Republic of Brazil,
Unsub. Bonds	BRL	12.50	1/15/16	825,000 a	553,055
					1,652,685
Canada--.9%
Province of Ontario Canada,
Notes	CAD	4.50	12/2/2012	460,000 a	461,950
Cayman Islands--0%
BES Finance,
Bank Gtd. Notes	EUR	4.50	12/29/49	10,000 a,b	12,363
France--.5%
Government of France,
Bonds	EUR	4.75	4/25/35	140,000 a	217,752
Societe Generale,
Jr. Sub. Bonds	EUR	4.20	1/29/49	25,000 a,b	30,505
					248,257
Germany--19.3%
Bundesobligation,
Bonds, Ser 144	EUR	3.25	4/17/09	525,000 a	812,001
Bundesrepublik Deutschland
Bonds, Ser. 01	EUR	5.00	7/4/11	925,000 a	1,471,836
Bundesrepublik Deutschland,
Bonds, Ser. 05	EUR	3.50	1/4/16	475,000 a	702,903
Bundesrepublik Deutschland,
Bonds, Ser. 06	EUR	4.00	7/4/16	730,000 a	1,112,626
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.25	1/4/14	1,470,000 a	2,293,378
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.75	7/4/34	50,000 a	78,531
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.75	7/4/34	1,315,000 a	2,065,374
Bundesrepulbik Deutschland,
Bonds, Ser. 07	EUR	4.25	7/4/17	565,000 a	876,360
KFW,
Gov't Gtd. Notes	JPY	2.05	2/16/26	3,000,000 a	26,978
KFW,
Gov't Gtd. Notes	NZD	6.50	11/15/11	1,130,000 a	818,365

					10,258,352
Hungary--4.2%
Hungry Government Bond,
Bonds, Ser. 15/A	HUF	8.00	2/12/15	338,000,000 a	2,231,509
Ireland--.3%
GE Capital European Funding,
Gtd. Notes	EUR	4.98	5/4/11	105,000 a,b	162,165
Italy--4.1%
Atlantia,
Gtd. Notes	EUR	5.32	6/9/11	100,000 a,b	153,895
Buoni Poliennali del Tesoro,
Bonds	EUR	4.25	8/1/14	1,345,000 a	2,055,560
					2,209,455
Japan--18.0%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	34,000,000 a	274,982
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.40	6/20/12	8,000,000 a	74,979
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.70	9/20/22	24,000,000 a	214,502
Japan Finance for Municipal Enterprises,
Gov't Gtd. Notes	JPY	1.35	11/26/13	11,000,000 a	103,066
Japan Finance for Municipal Enterprises,
Gov't. Gtd. Bonds	JPY	1.55	2/21/12	6,000,000 a	56,657
Japan Government CPI,
Bonds, Ser. 10	JPY	1.10	12/10/16	273,000,000 a	2,553,216
Japan Government,
Bonds, Ser. 244	JPY	1.00	12/20/12	86,000,000 a	794,984
Japan Government,
Bonds, Ser. 288	JPY	1.70	9/20/17	221,500,000 a	2,095,556
Japan Government,
Bonds, Ser. 11	JPY	1.70	6/20/33	197,600,000 a	1,591,084
Japan Government,
Bonds, Ser. 64	JPY	1.90	9/20/23	194,500,000 a	1,790,675
					9,549,701
Luxembourg--.3%
Telecom Italia Capital,
Gtd. Notes		7.00	6/4/18	155,000	154,360
Mexico--3.8%
Mexican Bonos,
Bonds, Ser. M10	MXN	7.75	12/14/17	22,010,000 a	2,031,793
Netherlands--3.3%
E.ON International Finance,
Notes		5.80	4/30/18	100,000 c	98,415
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	20,000 a	31,460
Netherlands Government,
Bonds	EUR	4.50	7/15/17	800,000 a	1,247,077
Netherlands Government,
Bonds	EUR	4.00	1/15/37	270,000 a	373,740
Repsol International Finance,
Gtd. Notes	EUR	4.63	10/8/14	15,000 a	22,005
					1,772,697
Norway--.1%
DNB Nor Bank,
Sub. Notes	EUR	5.06	5/30/17	50,000 a,b	74,021
South Korea--.3%
Export-Import Bank of Korea

Sr. Unscd. Notes	EUR	5.75	5/22/13	100,000 a	150,537
Spain--.2%
Telefonica Emisiones,
Gtd. Notes		3.10	6/19/09	90,000 b	89,404
Supranational--2.3%
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000 a	354,193
European Investment Bank,
Sr. Unscd. Notes	NZD	7.00	1/18/12	1,200,000 a	881,708
					1,235,901
Sweden--.2%
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	550,000 a	83,382
United Kingdom--13.9%
Barclays Bank,
Sub. Bonds		7.70	4/29/49	225,000 b,c	217,909
HSBC Capital Funding,
Gtd. Bonds	EUR	5.37	12/24/49	25,000 a,b	35,293
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	10,000	9,904
Northern Rock,
Sub. Notes	GBP	5.63	1/13/15	65,000 a,b	106,384
SABMiller,
Gtd. Notes		3.09	7/1/09	10,000 b,c	9,949
United Kingdom Gilt,
Bonds	GBP	4.00	3/7/09	120,000 a	236,489
United Kingdom Gilt,
Bonds	GBP	4.00	9/7/16	970,000 a	1,829,030
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/11	225,000 a	440,166
United Kingdom Gilt,
Bonds	GBP	4.25	6/7/32	230,000 a	426,844
United Kingdom Gilt,
Bonds	GBP	4.75	6/7/10	140,000 a	277,324
United Kingdom Gilt,
Bonds	GBP	5.00	9/7/14	1,475,000 a	2,964,791
United Kingdom Gilt,
Bonds	GBP	8.00	9/27/13	365,000 a	827,690
					7,381,773
United States--13.3%
Appalachian Power,
Sr. Unscd. Notes		7.00	4/1/38	95,000	93,461
AT&T,
Sr. Unscd. Notes		6.40	5/15/38	110,000	105,058
AT&T,
Sr. Unscd. Notes	EUR	6.13	4/2/15	50,000 a	79,206
BAC Capital Trust XIII,
Gtd. Notes		3.18	3/15/49	15,000 b	9,955
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	275,000	266,617
Block Financial,
Gtd. Notes		7.88	1/15/13	95,000	101,725
Capmark Financial Group,
Gtd. Notes		5.88	5/10/12	15,000	9,567
CIT Group,
Sr. Unscd. Notes		4.75	8/15/08	140,000	139,800
Citigroup,
Sr. Unscd. Notes		5.30	10/17/12	25,000	24,268

Citigroup,
Sr. Unscd. Notes		5.50	4/11/13	275,000	268,897
Countrywide Financial,
Gtd. Notes		3.02	3/24/09	80,000 b	78,471
Coventry Health Care,
Sr. Unscd. Notes		5.95	3/15/17	15,000	13,141
Delhaize Group,
Sr. Unscd. Notes		6.50	6/15/17	10,000	9,996
Dominion Resources,
Sr. Unscd. Notes		6.40	6/15/18	120,000	122,129
Duke Energy Carolinas,
First Mortgage Bonds		6.05	4/15/38	75,000	73,165
Duke Energy Carolinas,
Sr. Unscd. Notes		5.63	11/30/12	15,000	15,448
Entergy Gulf States Louisiana,
First Mortgage Notes		6.00	5/1/18	120,000 c	117,293
Erac USA Finance,
Bonds		5.30	11/15/08	35,000 c	34,981
Federal Home Loan
Mortgage Corp.		5.50	5/1/38	699,837	684,958
Federal National
Mortgage Association		5.50	4/1/38	350,031	342,917
Federal National
Mortgage Association		5.50	5/1/38	354,086	346,889
Florida Power,
First Mortgage Bonds		6.40	6/15/38	115,000	116,047
General Electrical Capital,
Sr. Unscd. Notes	JPY	2.00	2/22/17	7,000,000 a	59,299
GMAC Commercial Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	133,784	134,225
GMAC Commercial Mortgage Securities,
Ser. 2003-C3, Cl. A2		4.22	4/10/40	135,000	134,436
Goldman Sachs Mortgage Securities Corporation II,
Ser. 2007-EOP, Cl. L		3.76	3/6/20	25,000 b,c,f	22,625
Government National Mortgage Association I:
Ser. 2004-23, Cl. B, 2.95%,
3/16/19				25,561	25,257
Ser. 2006-68, Cl. A, 3.89%,
7/16/26				23,859	23,640
Ser. 2006-67, Cl. A, 3.95%,
11/16/30				51,738	51,240
Ser. 2005-76, Cl. A, 3.96%,
5/16/30				32,901	32,548
Ser. 2005-79, Cl. A, 4.00%,
10/16/33				29,320	29,162
Ser. 2007-34, Cl. A, 4.27%,
11/16/26				24,187	24,172
HVB Funding Trust VIII,
Jr. Sub. Bonds	EUR	7.06	3/29/49	20,000 a,b	29,821
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	40,000 c	40,300
JPMorgan Chase,
Sr. Unscd. Notes		4.75	5/1/13	275,000	265,447
Kentucky Power,
Sr. Unscd. Notes		6.00	9/15/17	30,000 c	29,066
KFW,
Gov't Gtd. Bonds	JPY	1.75	3/23/10	21,000,000 a	197,429
Merrill Lynch Mortgage Trust,

Ser. 2005-CIP1, Cl. A2		4.96	7/12/38	135,000	134,291
Metropolitan Life Global Funding I,
Sr. Scd. Notes		5.13	4/10/13	100,000 c	98,704
MidAmerican Energy,
Sr. Unscd. Notes		5.30	3/15/18	130,000	125,662
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. A1		5.26	12/15/43	19,484	19,372
Mosaic,
Sr. Unscd. Notes		7.38	12/1/14	165,000 c	170,775
NiSource Finance,
Gtd. Notes		3.21	11/23/09	10,000 b	9,727
Norfolk Southern,
Sr. Unscd. Notes		5.75	4/1/18	30,000	29,364
NYSE Euronext,
Sr. Unscd. Notes		4.80	6/28/13	160,000	158,426
Pacific Life Global Funding,
Notes		5.15	4/15/13	115,000 c	114,214
Philip Morris International,
Sr. Unscd Notes		5.65	5/16/18	135,000	130,995
Potomac Electric Power,
Sr. Scd. Bonds		6.50	11/15/37	90,000	87,344
Prologis,
Sr. Unscd. Notes		6.63	5/15/18	145,000	134,923
PSEG Power,
Gtd. Notes		7.75	4/15/11	15,000	15,795
Public Service Company of Colorado,
First Mortgage Bonds, Ser. 10		7.88	10/1/12	15,000	16,630
RBS Capital Trust,
Bank Gtd. Bonds	EUR	6.47	12/29/49	10,000 a,b	14,333
Reed Elsevier Capital,
Gtd. Notes		4.63	6/15/12	170,000	163,950
Residential Asset Mortgage Products,
Ser. 2006-RS4, Cl. A2		2.57	7/25/36	125,000 b	120,937
SLM,
Sr. Unscd. Notes, Ser. A		4.00	1/15/09	165,000	163,275
Sovereign Bancorp,
Sr. Unscd. Notes		3.03	3/23/10	10,000 b	8,430
Sprint Capital,
Gtd. Notes		6.88	11/15/28	200,000	158,884
Steel Dynamics,
Gtd. Notes		7.38	11/1/12	10,000	9,950
Time Warner Cable,
Gtd. Notes		5.40	7/2/12	10,000	9,948
Time Warner,
Gtd. Notes		2.92	11/13/09	10,000 b	9,775
Veolia Environnement,
Unscd. Notes		6.00	6/1/18	120,000	119,766
Verizon Communications,
Sr. Unscd. Notes		6.10	4/15/18	20,000	19,989
Verizon Communications,
Bonds		6.90	4/15/38	30,000	29,842
Virginia Electric Power,
Sr. Unscd. Notes		5.95	9/15/17	20,000	20,172
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	141,739	140,931
Wal-Mart Stores,
Sr. Unscd. Notes		4.25	4/15/13	160,000	159,313

Walgreen,
Sr. Unscd. Notes	4.88	8/1/13	115,000	114,893
Washington Mutual Preferred Funding Delaware,
Jr. Sub. Bonds	6.53	3/29/49	100,000 b,c	30,065
WEA Finance,
Sr. Notes	7.13	4/15/18	105,000 c	101,216
Wells Fargo,
Sr. Unscd. Notes	4.38	1/31/13	275,000	261,889
Willis North America,
Gtd. Notes	6.20	3/28/17	15,000	13,995
				7,070,431
Total Bonds and Notes
(cost $49,766,604)				49,726,974

Short-Term Investments--.3%

U.S. Treasury Bills;
1.79%, 9/18/08
(cost $164,606)			165,000 [d]	164,642

Other Investment--4.5%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,381,000)			2,381,000 [e]	2,381,000

Total Investments (cost $52,312,210)			98.3%	52,272,616
Cash and Receivables (Net)			1.7%	928,072
Net Assets			100.0%	53,200,688

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
EUR--Euro
GBP--British Pound
HUF--Hungary Forint
JPY--Japanese Yen
MXN--Mexican New Peso
NZD--New Zealand Dollar
SEK--Swedish Krona
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to $1,085,512 or 2.0% of net assets.
d	All or partially held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.
f	The valuation of these securities has been determined in good faith under the directions of the Board of Directors.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $52,312,210.

Net unrealized depreciation on investments was $39,594 of which $527,497 related to appreciated investment securities and $567,091 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2008 ($)

Financial Futures Short
U.S. Treasury 5 Year Notes	26	(2,894,734)	September 2008	(5,070)
U.S. Treasury 10 Year Notes	13	(1,492,766)	September 2008	(14,047)
U.S. Treasury 30 Year Bonds	7	(808,500)	September 2008	1,851
Financial Futures Long
Euro-Bobl	28	4,687,704	September 2008	(3,807)
Euro Bund 10 Year	19	3,334,462	September 2008	23,054
				1,981

STATEMENT OF INVESTMENTS
Dreyfus Premier 130/30 Fund
July 31, 2008 (Unaudited)

Common Stocks--129.4%	Shares	Value ($)

Computers--4.8%
Apple	270a,b	42,917
Microsoft	3,630b	93,364
		136,281
Consumer Discretionary--20.8%
Big Lots	1,140a,b	34,724
Coach	1,430a,b	36,479
Darden Restaurants	1,100b	35,827
DIRECTV Group	300a	8,106
Eastman Kodak	1,200b	17,568
Expedia	200a	3,914
Gap	1,000b	16,120
Genuine Parts	600	24,066
Guess?	1,000b	31,670
Harman International Industries	50b	2,059
IAC/InterActiveCorp	1,800a,b	31,428
Interpublic Group of Cos.	1,700a	14,943
Liberty Global, Cl. A	900a	25,947
Newell Rubbermaid	1,600b	26,448
News, Cl. A	250	3,533
OfficeMax	1,400b	17,864
Omnicom Group	1,100b	46,959
Polo Ralph Lauren	150b	8,876
Saks	400a	4,076
Service Corporation International	1,100	10,527
Snap-On	880b	49,535
Starwood Hotels & Resorts
Worldwide	700b	24,003
Tiffany & Co.	180	6,802
Time Warner	2,600b	37,232
VF	100	7,158
Walt Disney	1,480b	44,918
Wyndham Worldwide	600	10,764
		581,546
Consumer Staples--13.4%
Avon Products	1,770	75,048
Bare Escentuals	2,600a,b	30,004
ConAgra Foods	1,800b	39,024
General Mills	200b	12,878
McCormick & Co.	1,300b	52,130
Reynolds American	150	8,375
Safeway	900	24,048
Sara Lee	3,340b	45,624
Wal-Mart Stores	670b	39,275
Walgreen	1,500b	51,510
		377,916
Energy--14.8%
Cameron International	100a	4,776
Cheniere Energy	140a	424
Dresser-Rand Group	900a,b	34,290
Foundation Coal Holdings	100b	5,940
Massey Energy	410	30,443
Murphy Oil	690b	55,014

National Oilwell Varco	820 a,b	64,477
Noble Energy	100	7,387
Occidental Petroleum	400	31,532
Pioneer Natural Resources	600b	35,670
Quicksilver Resources	340a	8,894
Smith International	700b	52,066
Sunoco	600b	24,366
Transocean	349a,b	47,474
Valero Energy	400b	13,364
		416,117
Financial--9.7%
Allied Capital	600	8,250
American International Group	1,000b	26,050
Arch Capital Group	100a	6,973
Assurant	20b	1,202
Charles Schwab	2,500b	57,225
Fifth Third Bancorp	1,400b	19,558
Genworth Financial, Cl. A	1,500b	23,955
Merrill Lynch & Co.	100b	2,665
Moody's	400b	13,924
Morgan Stanley	890b	35,137
Nasdaq OMX Group	900a,b	24,993
NYSE Euronext	500b	23,620
ProLogis	100b	4,888
Prudential Financial	200	13,794
Simon Property Group	50b	4,632
XL Capital, Cl. A	400b	7,156
		274,022
Health Care--19.5%
Allergan	420	21,810
Amgen	300a,b	18,789
Baxter International	1,110b	76,157
Bristol-Myers Squibb	2,590b	54,701
Cardinal Health	800b	42,984
Celgene	100a,b	7,549
CIGNA	870b	32,207
Endo Pharmaceuticals Holdings	1,500a,b	34,725
Genzyme	100a,b	7,665
Medtronic	1,170b	61,811
Merck & Co.	700b	23,030
Pfizer	1,320b	24,644
St. Jude Medical	1,150a,b	53,567
Watson Pharmaceuticals	910a,b	26,308
WellCare Health Plans	800a,b	31,464
WellPoint	560a,b	29,372
		546,783
Industrial--13.8%
BE Aerospace	450a	11,556
Boeing	820b	50,110
Cooper Industries, Cl. A	1,060b	44,700
FedEx	300b	23,652
GATX	320b	14,550
Goodrich	300	14,742
Hertz Global Holdings	3,340a,b	28,490
Honeywell International	250	12,710
Hubbell, Cl. B	450b	18,972
L-3 Communications Holdings	300	29,607
Manitowoc	700	18,452
Northrop Grumman	200	13,478

Oshkosh	600	10,824
Pitney Bowes	100 b	3,169
Precision Castparts	430 b	40,175
Tyco International	850 b	37,876
United Parcel Service, Cl. B	200	12,616
Waste Management	100 b	3,554
		389,233
Information Technology--21.1%
Adobe Systems	1,430 a,b	59,130
Automatic Data Processing	1,270 b	54,242
BMC Software	1,400 a,b	46,046
CA	2,330 b	55,594
Ciena	1,200 a,b	24,804
Cisco Systems	610 a,b	13,414
Corning	200	4,002
Dell	370 a,b	9,091
Google, Cl. A	10 a	4,738
Hewlett-Packard	2,350 b	105,280
Intel	3,200 b	71,008
JDS Uniphase	2,000 a,b	21,860
Juniper Networks	200 a	5,206
MEMC Electronic Materials	740 a,b	34,195
National Instruments	300 b	10,215
National Semiconductor	300 b	6,285
NVIDIA	2,000 a	22,880
Sanmina-SCI	3,090 a	5,469
Sun Microsystems	1,160 a	12,331
Total System Services	800	15,664
WebMD Health, Cl. A	300 a,b	7,260
Xerox	190 b	2,592
		591,306
Materials--9.2%
Air Products & Chemicals	400 b	38,084
Airgas	300 b	17,184
AK Steel Holding	110 b	6,985
CF Industries Holdings	50	8,173
International Paper	1,300 b	36,036
Monsanto	670 b	79,804
Newmont Mining	700 b	33,572
PPG Industries	640 b	38,810
		258,648
Telecommunication Services--2.2%
AT & T	400	12,324
Qwest Communications International	5,300 b	20,299
US Cellular	500 a,b	29,825
		62,448
Utilities--.1%
NRG Energy	100 a,b	3,629

Total Investments (cost $4,304,829)	129.4%	3,637,929
Liabilities, Less Cash and Receivables	(29.4%)	(825,529)
Net Assets	100.0%	2,812,400

a	Non-income producing security.
b	Partially held by a broker as collateral for open short positions.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,366,224.

Net unrealized depreciation on investments was $560,519 of which $311,937 related to appreciated investment securities and $872,456 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF SECURITIES SOLD SHORT
July 31, 2008 (Unaudited)

Common Stocks--29.6%	Shares	Value ($)

Consumer Discretionary--5.8%
Career Education	1,400a	25,676
Chico's FAS	4,300a	23,951
Coldwater Creek	6,700a	43,684
Hearst - Argyle Television	1,900	40,204
MGM Mirage	100a	2,902
Ryland Group	250	5,147
Toll Brothers	1,100a	22,099
		163,663
Consumer Staples--1.9%
Estee Lauder, Cl. A	500	22,050
Smithfield Foods	1,470a	31,576
		53,626
Energy--3.5%
Anadarko Petroleum	300	17,373
BJ Services	100	2,940
Newfield Exploration	680a	33,306
Peabody Energy	650	43,973
		97,592
Financial--4.0%
City National	100	4,913
Fidelity National Financial, Cl. A	1,470	19,639
First American	680	17,136
Old Republic International	2,910	30,555
Progressive	1,000	20,250
Washington Federal	1,100	20,460
		112,953
Health Care--4.2%
Barr Pharmaceuticals	240a	15,835

Cooper Cos.	850	28,645
DaVita	390a	21,781

Gen-Probe	330a	17,596

Health Management Associates, Cl. A	3,790a	23,309
ImClone Systems	170a	10,868
		118,034
Industrial--4.0%
Gardener Denver	500a	22,800

General Cable	130a	7,492
Iron Mountain	400a	11,600
J.B. Hunt Transport Services	500	18,490
Owens Corning	500a	13,005
Timken	1,200	39,624
		113,011
Information Technology--2.8%
Electronic Data Systems	200	4,962
Fair Isaac	1,300	28,938
Micron Technology	5,900a	28,497
SanDisk	540a	7,614
Trimble Navigation	220a	7,304
		77,315
Materials--2.9%

Dow Chemical	200	6,662
Sigma-Aldrich	530	32,192
Weyerhaeuser	800	42,768
		81,622
Telecommunication Services--.5%
Sprint Nextel	1,770	14,408

Total Securities Sold Short (proceeds $938,605)	29.6%	832,224

a Non-income producing security.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)